Financial risk management and derivative financial instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial risk management and derivative financial instruments
24. Financial risk management and derivative financial instruments
Overview
The Group is exposed to financial risks that arise in relation to underlying business activities. These risks include: market risk, liquidity risk, credit risk and capital risk. There are Board approved policies in place to manage these risks. Treasury activities to manage these risks may include money market investments, repurchase agreements, spot and forward foreign exchange instruments, currency swaps, interest rate swaps and forward rate agreements.
Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises: foreign exchange risk and interest rate risk. Financial instruments affected by market risk include loans and other borrowings, cash and cash equivalents,
debt and equity investments and derivatives.
Foreign exchange risk
The US dollar is the predominant currency of the Group’s revenue and cash flows. Movements in foreign exchange rates can affect the Group’s reported profit, net liabilities and its interest cover. The most significant exposures of the Group are in currencies that are freely convertible. The Group’s reported debt has an exposure to borrowings held in sterling and euros. The Group holds its bond debt in sterling which is the primary currency of shareholder returns and to minimise exchange risk in its holding companies. US dollars are also borrowed to reflect the predominant trading currency and to act as a net investment hedge of US dollar denominated assets.
The Group transacted currency swaps in 2018 at the same time as the €500m 2.125% bonds were issued in November 2018 in order to swap the bonds’ proceeds and interest flows into sterling (see page 183).
From time to time, the Group hedges a portion of forecast foreign currency income by taking out forward exchange contracts. There were no such contracts in place at either 31 December 2019 or 31 December 2018.
Interest rate risk
The Group is exposed to interest rate risk in relation to its fixed and floating rate borrowings. The Group’s policy requires a minimum of 50% fixed rate debt over the next 12 months. With the exception of overdrafts, 94% of borrowings were fixed rate debt at 31 December 2019 (2018: 100%).
If required, the Group uses interest rate swaps to manage interest rate risk. The Group designates interest rate swaps as cash flow hedges. No interest rate swaps were used to manage interest rate exposure during 2019, 2018, or 2017.

Derivative financial instruments
Derivatives
are recorded in the Group statement of financial position at fair value (
see
note 2
5
)
as
follows
:

Hedging instrument	Hedged risk	Hedge classification	2019 $m	2018 $m
Currency swaps	Foreign exchange	Cash flow hedge	(20)	7

Short-dated foreign exchange swaps	Foreign exchange	Net investment hedge	1	1

			(19)	8

Analysed as:

Non-current assets			—	7

Current assets			1	1
Non-current liabilities			(20)	—
			(19)	8

The carrying amount of
 currency swaps of
$
(
20
)
m (2018: $7m) comprises $15m
 loss
(2018: $15m gain
)
 relating to exchange movements on the underlying principal, included within net debt (see note

23
),
and $5m
 loss
(2018: $8m

loss
)
 related to other fair value movements.

Details of the credit risk on derivative financial instruments are included on page 185.
Cash flow hedges
The currency swaps were transacted at the same time as the €500m 2.125% bonds were issued in November 2018
.
 Under the terms of the swaps, £436m was borrowed and €500m deposited for eight and a half years with
 a fixed
 interest

rate of 3.5
%
 payable on the
s
terling leg
.
The currency swaps are designated as hedging instruments of the foreign exchange risk inherent in the bonds’ cash flows. Hedge ineffectiveness arises where the cumulative changes in the fair value of the swaps exceed the change in the fair value of the bonds.
The change in the fair value of hedging instruments used to measure hedge ineffectiveness in the period mirrors that of the hypothetical derivative (hedged item) and was $30m (2018: $9m).
Hedge ineffectiveness may occur due to any opening fair value of the hedging instrument, or a change in the credit risk of the Group or counterparty.
There was no ineffectiveness in 2019 or 2018.
Amounts recognised in the cash flow hedging reserve are analysed in note 2
9
.

Net investment hedges
The Group designates the following as net investment hedges of its foreign operations, being the net assets of certain Group subsidiaries with a US dollar functional currency:

•	Borrowings under the Syndicated and Bilateral Facilities; and

•	Short-dated foreign exchange swaps.
The designated risk is the spot foreign exchange risk and interest on these financial instruments is taken through financial income or expense.
S
hort-dated foreign exchange swaps
are used
to manage sterling surplus cash and reduce US dollar borrowings whilst maintaining operational flexibility. The maximum amount held during the year as net investment hedges and teste
d for effectiveness
at calendar quarter ends were short-dated foreign exchange swaps with principals of $100m (2018: $100m)
.
There is an economic relationship between the hedged item and the hedging instrument as the net investment creates a translation risk that will match the foreign exchange risk on the USD borrowing. The Group has established a hedge ratio of 1:1 as the underlying risk of the hedging instrument is identical to the hedged risk component.
The change in value of hedging instruments recognised in the currency translation reserve through other comprehensive income was $2m loss (2018: $21m loss). There wa
s no ineffectiveness recognised in the Group income statement during the current or prior year.
Interest and foreign exchange risk sensitivities
The following table shows the impact of a general strengthening in the US dollar against sterling and euro on the Group’s profit before tax and net liabilities, and the impact of a rise in US dollar, euro and sterling interest rates on the Group’s profit before tax. The impact of the strengthening in the euro against sterling on net liabilities is also shown, as this impacts the fair value of the currency swaps.

		2019 $m	2018 Restated $m	2017 a $m
Increase/(decrease) in profit before tax

Sterling: US dollar exchange rate	5¢ fall	4.0	4.1	4.0

Euro: US dollar exchange rate	5¢ fall	(2.6)	(2.4)	(2.1)

US dollar interest rates	1% increase	(1.6)	(0.9)	(2.9)

Sterling interest rates	1% increase	0.6	5.5	0.3

Decrease/(increase) in net liabilities

Sterling: US dollar exchange rate	5¢ fall	39.9	25.9	44.1

Euro: US dollar exchange rate	5¢ fall	24.1	23.8	(4.1)

Sterling: euro exchange rate	5¢ fall	33.0	31.9	—

a	As the change in sensitivities due to adoption of IFRS 16 is insignificant, 2017 has not been restated.

The impact of a weakening in the US dollar or a fall in interest rates would be the reverse of the above values.
Interest rate sensitivities include the impact of hedging and are calculated based on the year-end
net debt position.
Liquidity risk
Group policy ensures sufficient liquidity is maintained to meet all foreseeable medium-term cash requirements and provide headroom against unforeseen obligations.
Cash and cash equivalents
are
held in short-term deposits, repurchase agreements, and cash funds which allow daily withdrawals of cash. Most of the Group’s funds are held in the UK or US, although $16m (2018: $2m) is held in countries where repatriation is restricted
(
see note 19
)
.
Medium and long-term borrowing requirements are met through committed bank facilities and bonds as detailed in note
22
. Short-term borrowing requirements may be met from drawings under uncommitted overdrafts and facilities.
The Syndicated and Bilateral Facilities contain
two
financial covenants: interest cover and net debt divided by operating profit before exceptional items, depreciation and amortisation and System Fund revenues and expenses.
Covenants are monitored on a ‘frozen GAAP’ basis excluding the impact of IFRS 16.
The Group has been in compliance with all of the financial covenants in its loan documents throughout the year and expects to continue to have significant headroom for the foreseeable future.

The following are the undiscounted contractual cash flows of financial liabilities, including interest payments. The payment profile of contingent purchase
consideration has been based on management’s forecasts and could in reality be different from expectations.

	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
31 December 2019

Non-derivative financial liabilities:

Bank overdrafts	87	—	—	—	87

Unsecured bank loans	125	—	—	—	125

£400m 3.875% bonds 2022	21	21	548	—	590

£300m 3.75% bonds 2025	15	15	45	411	486

£350m 2.125% bonds 2026	10	10	29	482	531

€500m 2.125% bonds 2027	12	12	36	597	657

Lease liabilities	97	116	193	3,451	3,857

Trade and other payables (excluding deferred and contingent purchase consideration)	567	1	1	1	570
Deferred and contingent purchase consideration	3	20	19	120	162

Derivative financial liabilities:

Forward foreign exchange contracts	(1)	—	—	—	(1)

Currency swaps hedging €500m 2.125% bonds 2027 outflows	20	20	61	627	728

Currency swaps hedging €500m 2.125% bonds 2027 inflows	(12)	(12)	(36)	(597)	(657)

	Less than 1 year Restated $m	Between 1 and 2 years Restated $m	Between 2 and 5 years Restated $m	More than 5 years Restated $m	Total Restated $m
31 December 2018

Non-derivative financial liabilities:

Bank overdrafts	104	—	—	—	104

£400m 3.875% bonds 2022	20	20	550	—	590

£300m 3.75% bonds 2025	14	14	43	412	483

£350m 2.125% bonds 2026	10	10	28	475	523

€500m 2.125% bonds 2027	6	12	37	621	676

Lease liabilities	93	93	226	3,479	3,891

Trade and other payables (excluding deferred and contingent purchase consideration)	609	—	1	—	610
Deferred and contingent purchase consideration	7	8	37	262	314

Derivative financial liabilities:

Forward foreign exchange contracts	(1)	—	—	—	(1)

Currency swaps hedging €500m 2.125% bonds 2027 outflows	20	20	58	625	723

Currency swaps hedging €500m 2.125% bonds 2027 inflows	(6)	(12)	(37)	(621)	(676)

Credit risk
Cash and cash equivalents and derivatives
Credit risk on cash and cash equivalents is minimised by operating a policy on the investment of surplus cash that generally restricts counterparties to those with a BBB credit rating or better or those providing adequate security. The Group uses long-term credit ratings from Standard and Poor’s, Moody’s and Fitch Ratings as a basis for setting its counterparty limits.

In order to manage the Group’s credit risk exposure, the treasury function sets counterparty exposure limits using metrics including credit ratings, the relative placing of credit default swap pricings, tier 1 capital and share price volatility of the relevant counterparty.
The Group’s cash and cash equivalents held in money market funds was invested in funds with a AAA credit rating at 31 December 2019.
Exposure to credit risk
The Group’s exposure to credit risk arises from default of the counterparty, with the maximum exposure equal to the carrying amount of each financial asset, including derivative financial instruments.
Expected credit losses
Cash at bank and in hand, short-term deposits, trade and other receivables and those other financial assets which are classified and measured at amortised cost are subject to the expected credit loss model requirements of IFRS 9. With the exception of trade and other receivables (see note 18) the expected credit loss is considered to be immaterial.

Capital risk management
The Group manages its capital to ensure that it will be able to continue as a going concern. The capital structure consists of net debt, issued share capital and reserves totalling $1,192m at 31 December 2019 (2018: $826m restated). The structure is managed to maintain an investment grade credit rating, to provide ongoing returns to shareholders and to service debt obligations, whilst maintaining maximum operational flexibility. A key characteristic of IHG’s managed and franchised business model is that it is highly cash generative, with a high return on capital employed. Surplus cash is either reinvested in the business, used to repay debt or returned to shareholders. The Group’s debt is monitored on the basis of a cash flow leverage ratio, being net debt divided by EBITDA, with the objective of maintaining an investment grade credit rating.